Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Accrued liabilities	$ 51,323	$ 46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787
Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)
Net deferred tax assets	64,859	65,475
Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)
Total deferred tax liabilities	(255,875)	(219,144)
Net deferred tax liabilities	$ (191,016)	$ (153,669)